INVENTORIES	12 Months Ended
Dec. 31, 2018
Inventories Abstract
INVENTORIES

NOTE 10 -INVENTORIES

The composition of Inventories is as follows:

	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$

Technical stock	233,276	195,530
Non-technical stock	46,068	41,136
Total	279,344	236,666

The items included in this heading are spare parts and materials that will be used mainly in consumption in in-flight and maintenance services provided to the Company and third parties, which are valued at average cost, net of provision for obsolescence, as per the following detail:

	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$

Provision for obsolescence Technical stock	20,500	21,839
Provision for obsolescence Non-technical stock	4,621	6,488
Total	25,121	28,327

The resulting amounts do not exceed the respective net realization values.

As of December 31, 2018, the Company recorded ThUS$ 120,214 (ThUS$ 155,421 as of December 31, 2017) in results, mainly related to on-board consumption and maintenance, which is part of the Cost of sales.